Note 13 - Loans and receivables - Loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	€ 431,521	€ 465,977	€ 471,828
Percentage Of Loans And Receivables At Fixed Rate	38%	34%	32%
Percentage Of Loans And Receivables At Variable Rate	62%	66%	68%
Customers [Member] | On demand [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	€ 10,560	€ 11,251	€ 11,228
Customers [Member] | Credit Card Debt [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	15,835	16,596	16,952
Customers [Member] | Trade Receivables [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	22,705	23,753	23,871
Customers [Member] | Financial Lease [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	8,642	9,442	9,357
Customers [Member] | Repurchase Agreements [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	11,554	7,291	5,052
Customers [Member] | Other Term Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	313,336	339,862	341,554
Customers [Member] | Advances That Are Not Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	4,989	6,306	6,151
Customers [Member] | Total [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	387,621	414,500	414,165
Impaired Loans And Receivables Loans And Advances To Customers	19,390	22,915	25,333
Impairment Losses Loans And Advances To Customers	€ (12,748)	€ (15,974)	€ (18,691)